Annual Total Returns[BarChart] - ProShares UltraShort 7-10 Year Treasury - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(27.82%)	(10.21%)	10.03%	(17.94%)	(6.01%)	(3.40%)	(4.15%)	1.86%	(11.36%)	(18.65%)